Borrowings - Disclosure of Facilities' Terms Schedule (Details) R in Millions, $ in Millions	1 Months Ended
	Jul. 31, 2020	Jun. 30, 2020 ZAR (R)	Sep. 30, 2019 USD ($)	Nov. 30, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Jul. 31, 2017 USD ($)	Feb. 28, 2017 ZAR (R)	Jul. 06, 2020 USD ($)	Jun. 30, 2020 USD ($)
R2 billion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R		R 2,000		R 2,000
Term of facility				4 years
US$400 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 400							$ 400
Term of facility			3 years
Extension term of facility	1 year
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity					$ 24
Term of facility					4 years
Westpac fleet loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)					3.20%
US $200 Bridge Loan Facility (Secured Loan) [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity									$ 200	200
Term of facility		1 year
R1 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R		R 1,000
Term of facility								3 years
Line of Credit Facility - Borrowing Matured | R								R 1,000
R1 billion revolving credit facility | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)								3.15%
US$350 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity										350
Term of facility							3 years
Line of Credit Facility - Borrowing Matured							$ 350
US$200 million bridge loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity										$ 200
Term of facility						1 year
Line of Credit Facility - Borrowing Matured						$ 200
Revolving credit facility | R2 billion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R				R 1,400
Revolving credit facility | R2 billion facility | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.80%
Revolving credit facility | US$400 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 200
Revolving credit facility | US$400 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			2.90%
Revolving credit facility | US$350 million facility
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility - Borrowing Matured							$ 175
Revolving credit facility | US$350 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)							3.00%
Term loan | R2 billion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R				R 600
Term loan | R2 billion facility | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.90%
Term loan | US$400 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 200
Term loan | US$400 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			3.05%
Term loan | US$350 million facility
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility - Borrowing Matured							$ 175
Term loan | US$350 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)							3.15%
- 12 months | US$400 million facility
Disclosure of detailed information about borrowings [line items]
Extension term of facility	1 year
First 6 months | US $200 Bridge Loan Facility (Secured Loan) [Member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		1.80%								1.80%
First 6 months | US$200 million bridge loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)						2.50%
Next 3 months | US $200 Bridge Loan Facility (Secured Loan) [Member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		2.40%								2.40%
Next 3 months | US$200 million bridge loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)						3.00%
Last 3 months | US $200 Bridge Loan Facility (Secured Loan) [Member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		3.00%								3.00%
Last 3 months | US$200 million bridge loan | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)						3.50%